List of Past Due Financing Receivables (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable [Line Items]
Trade receivable	BRL 8,940,858	BRL 7,963,827
Current
Accounts Receivable [Line Items]
Trade receivable	6,855,027	5,878,915
Past- due up to 60 days
Accounts Receivable [Line Items]
Trade receivable	1,296,612	1,388,330
Past- due from 61 to 90 days
Accounts Receivable [Line Items]
Trade receivable	146,608	136,200
Past- due from 91 to 120 days
Accounts Receivable [Line Items]
Trade receivable	121,916	113,212
Past- due from 121 to 150 days
Accounts Receivable [Line Items]
Trade receivable	124,887	102,139
Over 150 days past- due
Accounts Receivable [Line Items]
Trade receivable	BRL 395,808	BRL 345,031